Consolidated Statements of Profit and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 92,416	$ 260,026	$ 290,790
COST OF REVENUES	(78,234)	(270,597)	(277,879)
GROSS PROFIT/(LOSS)	14,182	(10,571)	12,911
OPERATING EXPENSES:
General and administrative expenses	(11,058)	(180,704)	(21,765)
Selling expenses	(672)	(8,556)	(673)
Share-based compensation	(7,264)	(14,714)	(33,537)
Total operating expenses	(18,994)	(203,974)	(55,975)
(LOSS) FROM OPERATIONS	(4,812)	(214,545)	(43,064)
OTHER (EXPENSE)/INCOME
Interest income		424
Other (expense)/income, net	(978)	(15,555)	(9,358)
Total other (expenses)	(978)	(15,131)	(9,358)
LOSS BEFORE INCOME TAXES	(5,790)	(229,676)	(52,422)
INCOME TAXES	(631)	(536)	(3)
NET LOSS	(6,421)	(230,212)	(52,425)
Net income attributable to non-controlling interests	2,770	1,026	(200)
NET LOSS FROM CONTINUED OPERATIONS	(3,651)	(229,186)	(52,625)
DISCONTINUED OPERATIONS
(Loss)/Gain on disposal of discontinued operations		811
Income/(loss) from discontinued operations		(1,072)	3,374
(LOSS)/gain FROM DISCONTINUED OPERATIONS		(261)	3,374
NET LOSS ATTRIBUTABLE TO SOS LIMITED	(3,651)	(229,447)	(49,251)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation	5,112	26,063	3,392
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ 1,461	$ (203,384)	$ (45,859)
Weighted average number of ordinary shares
Basic (in Shares)	6,728,490,975	3,183,736,378	2,340,462,712
Diluted (in Shares)	6,728,490,975	3,550,792,426	2,775,018,991
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.0005)	$ (0.0721)	$ (0.0251)
Diluted (in Dollars per share)	$ (0.0005)	$ (0.0721)	$ (0.0251)